Schedule V Fidelity National Financial, Inc. and Subsidiaries Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning balance	$ 1,487	$ 1,583	$ 1,621
Charged to cost and expense	238	157	246
Charged to other accounts	(4)	(8)	1
Deductions	231	245	285
Ending balance	$ 1,490	$ 1,487	$ 1,583